Risks and Concentration	12 Months Ended
Dec. 31, 2019
Risks And Uncertainties [Abstract]
Risks and Concentration
3.	Risks and Concentration
(a)	Foreign exchange risk

The Group’s sales, purchase and expense transactions in domestic subsidiaries are generally denominated in RMB and a significant portion of the Group’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.

In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.

(b)	Credit and Concentration risk

The Group’s credit risk arises from cash and cash equivalents, restricted cash, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents and restricted cash which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its prepayments.

Accounts receivable are typically unsecured and are derived from revenue earned through third party consumers. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

(i) Concentration of revenues

For the years ended December 31, 2017, 2018 and 2019, Customer A contributed 14%, 17% and 19% of total net revenue of the Group, respectively.

For the years ended December 31, 2019, Customer C contributed 12% of total net revenue of the Group.

For the years ended December 31, 2017, 2018 and 2019, the Group, as a principal, earned net revenue, representing 52%, 34% and 23% of its total net revenue, respectively, through a third party online platform.

(ii) Concentration of accounts receivable

The Group has not experienced any significant recoverability issue with respect to its accounts receivables. The Group conducts credit evaluations on the third party consumers and generally does not require collateral or other security from such consumers.

The Group periodically evaluates the creditworthiness of the existing online platforms and distributors in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarized customers with greater than 10% of the accounts receivables:

	Year Ended December 31,
	2018	2019
Customer A	14%	24%
Customer B	31%	23%